Schedule of Investments(a)
March 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–64.95%
Aerospace & Defense–1.85%
Raytheon Technologies Corp.	117,279	$11,485,132
Textron, Inc.	122,452	8,648,785
		20,133,917
Apparel Retail–1.07%
TJX Cos., Inc. (The)	148,684	11,650,878
Application Software–1.24%
salesforce.com, inc.(b)	35,129	7,018,072
Splunk, Inc.(b)	67,897	6,509,964
		13,528,036
Asset Management & Custody Banks–0.88%
KKR & Co., Inc., Class A	182,656	9,593,093
Automobile Manufacturers–1.55%
General Motors Co.	460,336	16,885,125
Broadline Retail–0.90%
Amazon.com, Inc.(b)	94,923	9,804,597
Building Products–1.30%
Johnson Controls International PLC	234,860	14,143,269
Cable & Satellite–1.62%
Charter Communications, Inc., Class A(b)	22,081	7,896,386
Comcast Corp., Class A	258,167	9,787,111
		17,683,497
Casinos & Gaming–0.85%
Las Vegas Sands Corp.(b)	162,096	9,312,415
Communications Equipment–1.25%
Cisco Systems, Inc.	260,681	13,627,099
Consumer Finance–0.76%
American Express Co.	50,048	8,255,418
Distillers & Vintners–0.94%
Diageo PLC (United Kingdom)	228,758	10,209,557
Diversified Banks–4.47%
Bank of America Corp.	599,933	17,158,084
PNC Financial Services Group, Inc. (The)	56,277	7,152,807
Wells Fargo & Co.	653,583	24,430,932
		48,741,823
Electric Utilities–0.95%
American Electric Power Co., Inc.	67,545	6,145,920
Exelon Corp.	100,253	4,199,598
		10,345,518
Electrical Components & Equipment–0.63%
Emerson Electric Co.	78,651	6,853,648
Shares		Value
Electronic Manufacturing Services–0.61%
TE Connectivity Ltd.	50,425	$6,613,239
Fertilizers & Agricultural Chemicals–0.71%
Corteva, Inc.	128,370	7,741,995
Food Distributors–1.55%
Sysco Corp.	115,910	8,951,729
US Foods Holding Corp.(b)	215,968	7,977,858
		16,929,587
Gold–0.60%
Barrick Gold Corp. (Canada)	352,018	6,536,974
Health Care Distributors–0.48%
McKesson Corp.	14,690	5,230,375
Health Care Equipment–2.26%
GE HealthCare Technologies, Inc.(b)	70,212	5,759,490
Medtronic PLC	147,554	11,895,804
Zimmer Biomet Holdings, Inc.	53,702	6,938,298
		24,593,592
Health Care Facilities–0.57%
Universal Health Services, Inc., Class B	48,919	6,217,605
Health Care Services–1.54%
Cigna Group (The)	42,864	10,953,038
CVS Health Corp.	79,108	5,878,515
		16,831,553
Hotels, Resorts & Cruise Lines–0.65%
Booking Holdings, Inc.(b)	2,691	7,137,635
Industrial Machinery & Supplies & Components–2.10%
Parker-Hannifin Corp.	50,382	16,933,894
Stanley Black & Decker, Inc.	73,467	5,919,971
		22,853,865
Insurance Brokers–1.00%
Willis Towers Watson PLC	46,730	10,859,117
Integrated Oil & Gas–2.74%
Chevron Corp.	66,982	10,928,783
Exxon Mobil Corp.	173,167	18,989,493
		29,918,276
Interactive Media & Services–0.83%
Meta Platforms, Inc., Class A(b)	42,726	9,055,348
Investment Banking & Brokerage–2.68%
Charles Schwab Corp. (The)	131,186	6,871,523
Goldman Sachs Group, Inc. (The)	38,438	12,573,454
Morgan Stanley	111,507	9,790,314
		29,235,291
IT Consulting & Other Services–0.79%
Cognizant Technology Solutions Corp., Class A	140,459	8,558,167

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Shares		Value
Managed Health Care–1.10%
Centene Corp.(b)	114,499	$7,237,482
Elevance Health, Inc.	10,292	4,732,364
		11,969,846
Movies & Entertainment–0.91%
Walt Disney Co. (The)(b)	99,458	9,958,730
Multi-line Insurance–1.41%
American International Group, Inc.	305,480	15,383,973
Oil & Gas Exploration & Production–3.35%
ConocoPhillips	211,326	20,965,652
Devon Energy Corp.	130,593	6,609,312
Pioneer Natural Resources Co.	43,882	8,962,460
		36,537,424
Oil & Gas Refining & Marketing–0.63%
Phillips 66	67,409	6,833,924
Packaged Foods & Meats–0.48%
Kraft Heinz Co. (The)	136,204	5,267,009
Pharmaceuticals–5.89%
Bristol-Myers Squibb Co.	184,475	12,785,962
GSK PLC	313,309	5,587,982
Johnson & Johnson	94,675	14,674,625
Merck & Co., Inc.	145,875	15,519,641
Sanofi	143,358	15,611,994
		64,180,204
Rail Transportation–1.01%
CSX Corp.	367,725	11,009,687
Real Estate Services–1.44%
CBRE Group, Inc., Class A(b)	216,202	15,741,668
Regional Banks–0.99%
Citizens Financial Group, Inc.	357,078	10,844,459
Semiconductor Materials & Equipment–0.81%
Lam Research Corp.	16,666	8,834,980
Semiconductors–2.50%
Intel Corp.	192,119	6,276,528
Micron Technology, Inc.	85,756	5,174,517
NXP Semiconductors N.V. (China)	42,499	7,925,001
QUALCOMM, Inc.	61,680	7,869,134
		27,245,180
Tobacco–1.16%
Philip Morris International, Inc.	130,436	12,684,901
Trading Companies & Distributors–1.17%
Ferguson PLC	95,175	12,729,656
Transaction & Payment Processing Services–1.58%
Fiserv, Inc.(b)	77,091	8,713,596
PayPal Holdings, Inc.(b)	112,020	8,506,799
		17,220,395
Wireless Telecommunication Services–1.15%
T-Mobile US, Inc.(b)	86,780	12,569,215
Total Common Stocks & Other Equity Interests (Cost $538,326,799)		708,091,760
Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–23.16%
Advertising–0.05%
Omnicom Group, Inc./Omnicom Capital, Inc., 3.60%, 04/15/2026	$550,000	$534,136
Aerospace & Defense–0.23%
Boeing Co. (The), 5.81%, 05/01/2050	1,625,000	1,638,090
Lockheed Martin Corp., 4.15%, 06/15/2053	643,000	585,368
Raytheon Technologies Corp., 4.45%, 11/16/2038	308,000	292,452
		2,515,910
Agricultural Products & Services–0.02%
Ingredion, Inc., 6.63%, 04/15/2037	232,000	230,865
Air Freight & Logistics–0.05%
FedEx Corp., 4.90%, 01/15/2034	402,000	401,924
United Parcel Service, Inc., 3.40%, 11/15/2046	240,000	192,350
		594,274
Alternative Carriers–0.23%
Liberty Latin America Ltd. (Puerto Rico), Conv., 2.00%, 07/15/2024	2,743,000	2,539,218
Application Software–1.21%
Dropbox, Inc., Conv., 0.00%, 03/01/2026(c)	5,339,000	4,794,204
salesforce.com, inc., 2.70%, 07/15/2041	1,413,000	1,062,581
Splunk, Inc., Conv., 1.13%, 06/15/2027	7,967,000	6,847,636
Workday, Inc., 3.50%, 04/01/2027	528,000	505,527
		13,209,948
Asset Management & Custody Banks–0.44%
Apollo Management Holdings L.P., 4.00%, 05/30/2024(d)	2,755,000	2,700,080
Brookfield Corp. (Canada), 4.00%, 01/15/2025	445,000	437,158
KKR Group Finance Co. III LLC, 5.13%, 06/01/2044(d)	372,000	328,566
KKR Group Finance Co. XII LLC, 4.85%, 05/17/2032(d)	1,364,000	1,314,805
		4,780,609
Automobile Manufacturers–0.13%
General Motors Co., 6.60%, 04/01/2036	377,000	388,576
Honda Motor Co. Ltd. (Japan), 2.97%, 03/10/2032(e)	1,138,000	1,022,229
		1,410,805
Biotechnology–1.30%
AbbVie, Inc.,
4.50%, 05/14/2035	694,000	673,116
4.05%, 11/21/2039	1,322,000	1,182,580
4.85%, 06/15/2044	264,000	253,054
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Biotechnology–(continued)
Alnylam Pharmaceuticals, Inc., Conv., 1.00%, 09/15/2027(d)	$3,310,000	$3,320,123
Halozyme Therapeutics, Inc.,
Conv., 0.25%, 03/01/2027	4,655,000	3,968,419
1.00%, 08/15/2028(d)	559,000	529,653
Jazz Investments I Ltd., Conv., 2.00%, 06/15/2026	1,556,000	1,731,050
Neurocrine Biosciences, Inc., Conv., 2.25%, 05/15/2024	1,875,000	2,534,062
		14,192,057
Brewers–0.25%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
4.70%, 02/01/2036	959,000	955,612
4.90%, 02/01/2046	538,000	526,456
Heineken N.V. (Netherlands), 3.50%, 01/29/2028(d)	945,000	912,683
Molson Coors Beverage Co., 4.20%, 07/15/2046	377,000	308,701
		2,703,452
Broadcasting–0.03%
Paramount Global, 4.00%, 01/15/2026	367,000	355,125
Broadline Retail–0.17%
Amazon.com, Inc.,
4.80%, 12/05/2034	9,000	9,373
2.88%, 05/12/2041	2,306,000	1,818,125
		1,827,498
Cable & Satellite–1.24%
Cable One, Inc.,
Conv., 0.00%, 03/15/2026(c)	5,466,000	4,340,004
1.13%, 03/15/2028	2,850,000	2,097,600
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.91%, 07/23/2025	550,000	544,733
Comcast Corp.,
3.15%, 03/01/2026(e)	1,101,000	1,068,231
4.15%, 10/15/2028	935,000	925,385
3.90%, 03/01/2038	756,000	677,741
2.89%, 11/01/2051	352,000	240,614
2.94%, 11/01/2056	265,000	176,706
Cox Communications, Inc., 2.95%, 10/01/2050(d)	202,000	129,783
DISH Network Corp., Conv., 3.38%, 08/15/2026	163,000	84,760
Liberty Broadband Corp., Conv., 3.13%, 04/06/2026(d)(f)	3,270,000	3,212,775
		13,498,332
Commercial & Residential Mortgage Finance–0.06%
Aviation Capital Group LLC, 4.88%, 10/01/2025(d)	709,000	685,368
Principal Amount		Value
Commodity Chemicals–0.03%
LYB Finance Co. B.V. (Netherlands), 8.10%, 03/15/2027(d)	$339,000	$374,486
Computer & Electronics Retail–0.22%
Dell International LLC/EMC Corp.,
5.45%, 06/15/2023	163,000	162,946
6.02%, 06/15/2026	2,125,000	2,182,001
8.35%, 07/15/2046	4,000	4,879
		2,349,826
Consumer Finance–0.34%
American Express Co.,
3.38%, 05/03/2024(e)	2,490,000	2,441,846
3.63%, 12/05/2024	324,000	315,997
General Motors Financial Co., Inc., 5.25%, 03/01/2026	480,000	480,505
Synchrony Financial, 3.95%, 12/01/2027	556,000	471,637
		3,709,985
Consumer Staples Merchandise Retail–0.16%
Dollar General Corp., 4.25%, 09/20/2024	1,810,000	1,789,132
Diversified Banks–1.22%
Bank of America Corp.,
3.25%, 10/21/2027	525,000	495,039
2.57%, 10/20/2032(g)	874,000	714,939
BBVA Bancomer S.A. (Mexico), 4.38%, 04/10/2024(d)	700,000	692,160
Citigroup, Inc.,
4.00%, 08/05/2024	60,000	58,996
3.67%, 07/24/2028(g)	511,000	484,491
6.68%, 09/13/2043	741,000	828,427
5.30%, 05/06/2044	228,000	217,367
4.75%, 05/18/2046	356,000	315,761
HSBC Holdings PLC (United Kingdom), 2.63%, 11/07/2025(g)	1,775,000	1,680,643
JPMorgan Chase & Co.,
3.20%, 06/15/2026	394,000	377,891
3.51%, 01/23/2029(g)	1,058,000	990,849
4.26%, 02/22/2048(g)	489,000	426,191
3.90%, 01/23/2049(g)	1,058,000	869,271
Mizuho Financial Group Cayman 3 Ltd. (Japan), 4.60%, 03/27/2024(d)	200,000	197,993
PNC Financial Services Group, Inc. (The), 3.45%, 04/23/2029	689,000	641,711
Societe Generale S.A. (France), 5.00%, 01/17/2024(d)	735,000	715,242
U.S. Bancorp, Series W, 3.10%, 04/27/2026	2,097,000	1,950,210
Wells Fargo & Co.,
3.55%, 09/29/2025	626,000	602,355
4.10%, 06/03/2026	505,000	489,172
4.65%, 11/04/2044	647,000	559,160
		13,307,868
Diversified Financial Services–0.03%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 3.85%, 10/29/2041	410,000	314,585
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Diversified Metals & Mining–0.02%
Rio Tinto Finance (USA) Ltd. (Australia), 7.13%, 07/15/2028	$182,000	$205,237
Diversified REITs–0.08%
CubeSmart L.P., 2.50%, 02/15/2032	1,063,000	854,418
Drug Retail–0.08%
CVS Pass-Through Trust, 6.04%, 12/10/2028	437,470	446,714
Walgreens Boots Alliance, Inc., 4.50%, 11/18/2034	428,000	389,530
		836,244
Electric Utilities–0.81%
Electricite de France S.A. (France), 4.88%, 01/22/2044(d)	846,000	727,018
Georgia Power Co., Series B, 3.70%, 01/30/2050	350,000	272,545
National Rural Utilities Cooperative Finance Corp., 2.75%, 04/15/2032(e)	1,227,000	1,049,911
NextEra Energy Capital Holdings, Inc., 3.55%, 05/01/2027	530,000	507,152
PPL Capital Funding, Inc., Conv., 2.88%, 03/15/2028(d)	4,929,000	4,971,810
PPL Electric Utilities Corp., 6.25%, 05/15/2039	46,000	51,158
Xcel Energy, Inc.,
0.50%, 10/15/2023	566,000	552,298
3.50%, 12/01/2049	964,000	743,592
		8,875,484
Electrical Components & Equipment–0.02%
Rockwell Automation, Inc., 1.75%, 08/15/2031	307,000	250,707
Electronic Equipment & Instruments–0.09%
Trimble, Inc., 6.10%, 03/15/2033	998,000	1,007,933
Health Care Equipment–0.54%
Becton, Dickinson and Co., 4.88%, 05/15/2044	428,000	386,852
Integra LifeSciences Holdings Corp., Conv., 0.50%, 08/15/2025	4,244,000	4,148,870
Medtronic, Inc., 4.38%, 03/15/2035	249,000	245,685
Tandem Diabetes Care, Inc., Conv., 1.50%, 05/01/2025(d)	1,157,000	1,060,037
		5,841,444
Health Care Services–0.14%
Cigna Group (The), 4.80%, 08/15/2038	307,000	297,728
CVS Health Corp., 3.38%, 08/12/2024	361,000	353,908
Laboratory Corp. of America Holdings, 4.70%, 02/01/2045	263,000	234,965
NXP B.V./NXP Funding LLC (China), 5.35%, 03/01/2026	676,000	678,189
		1,564,790
Health Care Supplies–0.07%
Lantheus Holdings, Inc., Conv., 2.63%, 12/15/2027(d)	598,000	777,730
Principal Amount		Value
Health Care Technology–0.08%
NextGen Healthcare, Inc., Conv., 3.75%, 11/15/2027(d)	$851,000	$843,517
Home Improvement Retail–0.04%
Lowe’s Cos., Inc., 4.25%, 04/01/2052(e)	497,000	408,338
Hotels, Resorts & Cruise Lines–0.45%
Airbnb, Inc., Conv., 0.00%, 03/15/2026(c)	4,881,000	4,280,637
Booking Holdings, Inc., Conv., 0.75%, 05/01/2025	396,000	594,951
		4,875,588
Industrial Machinery & Supplies & Components–0.27%
John Bean Technologies Corp., Conv., 0.25%, 05/15/2026	3,157,000	2,893,390
Insurance Brokers–0.02%
Willis North America, Inc., 3.60%, 05/15/2024	233,000	229,687
Integrated Oil & Gas–0.39%
BP Capital Markets America, Inc., 2.94%, 06/04/2051(e)	991,000	688,570
Chevron Corp., 2.95%, 05/16/2026	952,000	917,240
Exxon Mobil Corp.,
2.71%, 03/06/2025(e)	549,000	533,296
3.04%, 03/01/2026	1,098,000	1,066,342
Shell International Finance B.V. (Netherlands), 3.25%, 05/11/2025	1,098,000	1,073,725
		4,279,173
Integrated Telecommunication Services–0.36%
AT&T, Inc.,
4.30%, 02/15/2030	318,000	309,114
3.50%, 09/15/2053	447,000	325,102
3.55%, 09/15/2055	157,000	112,895
3.80%, 12/01/2057	255,000	189,747
Telefonica Emisiones S.A. (Spain),
4.67%, 03/06/2038	750,000	657,425
5.21%, 03/08/2047	700,000	613,195
Verizon Communications, Inc.,
3.38%, 02/15/2025	1,284,000	1,258,282
3.40%, 03/22/2041	561,000	446,571
		3,912,331
Interactive Home Entertainment–0.03%
Take-Two Interactive Software, Inc., 3.70%, 04/14/2027	357,000	345,514
Interactive Media & Services–0.29%
Snap, Inc., Conv., 0.75%, 08/01/2026	3,098,000	2,849,385
TripAdvisor, Inc., Conv., 0.25%, 04/01/2026	338,000	278,681
		3,128,066
Internet Services & Infrastructure–0.26%
Shopify, Inc. (Canada), Conv., 0.13%, 11/01/2025	3,174,000	2,805,816
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Investment Banking & Brokerage–1.41%
Goldman Sachs Group, Inc. (The),
4.25%, 10/21/2025	$529,000	$513,759
2.91%, 07/21/2042(g)	323,000	231,665
GS Finance Corp.,
Series 0003, Conv., 0.00%, 07/19/2029(c)(d)	5,880,000	5,696,544
1.00%, 07/30/2029	5,873,000	5,521,795
Match Group Financeco 2, Inc., Conv., 0.88%, 06/15/2026(d)	1,583,000	1,418,350
Match Group Financeco 3, Inc., Conv., 2.00%, 01/15/2030(d)	1,560,000	1,338,509
Morgan Stanley, 4.00%, 07/23/2025	654,000	640,584
		15,361,206
Life & Health Insurance–0.54%
American Equity Investment Life Holding Co., 5.00%, 06/15/2027	853,000	853,863
Athene Global Funding, 2.75%, 06/25/2024(d)	260,000	250,802
Brighthouse Financial, Inc., 3.85%, 12/22/2051	1,846,000	1,198,287
Delaware Life Global Funding, Series 21-1, 2.66%, 06/29/2026(d)	2,184,000	1,979,250
Guardian Life Global Funding, 2.90%, 05/06/2024(d)	689,000	672,511
Jackson National Life Global Funding, 3.25%, 01/30/2024(d)	453,000	444,343
Nationwide Financial Services, Inc., 5.30%, 11/18/2044(d)	440,000	401,737
Prudential Financial, Inc., 3.91%, 12/07/2047	141,000	111,956
		5,912,749
Life Sciences Tools & Services–0.18%
Thermo Fisher Scientific, Inc., 1.22%, 10/18/2024	2,055,000	1,951,285
Managed Health Care–0.26%
Humana, Inc., 0.65%, 08/03/2023	2,355,000	2,321,908
UnitedHealth Group, Inc., 3.50%, 08/15/2039	559,000	476,335
		2,798,243
Movies & Entertainment–0.39%
Discovery Communications LLC, 4.90%, 03/11/2026	367,000	364,428
Liberty Media Corp.-Liberty Formula One, Conv., 2.25%, 08/15/2027(d)	297,000	320,254
TWDC Enterprises 18 Corp., 3.00%, 02/13/2026	367,000	354,910
Warnermedia Holdings, Inc.,
3.79%, 03/15/2025(d)	1,720,000	1,666,591
5.05%, 03/15/2042(d)	835,000	699,177
5.14%, 03/15/2052(d)	1,036,000	840,555
		4,245,915
Multi-Utilities–0.09%
NiSource, Inc., 4.38%, 05/15/2047	571,000	496,875
Principal Amount		Value
Multi-Utilities–(continued)
Sempra Energy, 3.80%, 02/01/2038	$559,000	$482,542
		979,417
Oil & Gas Exploration & Production–0.26%
Cameron LNG LLC, 3.70%, 01/15/2039(d)	622,000	522,280
ConocoPhillips Co., 4.15%, 11/15/2034	230,000	209,922
Northern Oil and Gas, Inc., Conv., 3.63%, 04/15/2029(d)	2,005,000	2,150,351
		2,882,553
Oil & Gas Refining & Marketing–0.04%
Valero Energy Corp., 4.00%, 06/01/2052	531,000	410,788
Oil & Gas Storage & Transportation–0.69%
Enbridge, Inc. (Canada), 5.97%, 03/08/2026	412,000	413,273
Energy Transfer L.P.,
Series 5Y, 4.20%, 09/15/2023	1,724,000	1,717,950
4.90%, 03/15/2035	344,000	321,711
5.30%, 04/01/2044	587,000	520,431
5.00%, 05/15/2050	724,000	619,083
Enterprise Products Operating LLC,
6.45%, 09/01/2040	23,000	25,266
4.25%, 02/15/2048	696,000	593,781
Kinder Morgan, Inc.,
4.30%, 06/01/2025	878,000	865,173
5.30%, 12/01/2034	407,000	399,891
MPLX L.P., 4.50%, 04/15/2038	810,000	720,707
Spectra Energy Partners L.P., 4.50%, 03/15/2045	488,000	411,166
Texas Eastern Transmission L.P., 7.00%, 07/15/2032	169,000	193,927
Williams Cos., Inc. (The), 5.40%, 03/02/2026	658,000	670,744
		7,473,103
Other Specialized REITs–0.12%
EPR Properties, 4.75%, 12/15/2026	1,556,000	1,357,599
Packaged Foods & Meats–0.01%
Mead Johnson Nutrition Co. (United Kingdom), 4.13%, 11/15/2025	63,000	62,251
Paper & Plastic Packaging Products & Materials–0.02%
International Paper Co., 6.00%, 11/15/2041	223,000	232,476
Passenger Airlines–0.31%
American Airlines Pass-Through Trust, Series 2014-1, Class A, 3.70%, 04/01/2028	250,443	229,712
JetBlue Airways Corp., Conv., 0.50%, 04/01/2026	1,732,000	1,337,104
Spirit Airlines, Inc., Conv., 1.00%, 05/15/2026	1,157,000	937,749
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Passenger Airlines–(continued)
United Airlines Pass-Through Trust,
Series 2012-1, Class A, 4.15%, 04/11/2024	$247,576	$242,639
Series 2014-2, Class A, 3.75%, 09/03/2026	305,971	286,835
Series 2018-1, Class AA, 3.50%, 03/01/2030	401,578	361,000
		3,395,039
Personal Care Products–0.07%
Kenvue, Inc., 5.05%, 03/22/2053(d)	714,000	736,460
Pharmaceuticals–0.47%
Bayer US Finance II LLC (Germany), 4.38%, 12/15/2028(d)	985,000	952,808
Bristol-Myers Squibb Co., 4.13%, 06/15/2039	621,000	578,981
GlaxoSmithKline Capital, Inc. (United Kingdom), 6.38%, 05/15/2038	64,000	75,551
Haleon US Capital LLC, 4.00%, 03/24/2052	315,000	261,876
Pacira BioSciences, Inc., Conv., 0.75%, 08/01/2025	3,155,000	2,900,628
Zoetis, Inc., 4.70%, 02/01/2043	333,000	311,339
		5,081,183
Property & Casualty Insurance–0.21%
Allstate Corp. (The), 3.28%, 12/15/2026	302,000	286,889
Liberty Mutual Group, Inc., 3.95%, 05/15/2060(d)	887,000	620,423
Markel Corp.,
5.00%, 03/30/2043	351,000	315,235
5.00%, 05/20/2049	497,000	457,848
Travelers Cos., Inc. (The), 4.60%, 08/01/2043	605,000	566,043
		2,246,438
Rail Transportation–0.41%
Burlington Northern Santa Fe LLC, 3.85%, 09/01/2023	735,000	732,325
Canadian Pacific Railway Co. (Canada), 3.00%, 12/02/2041	399,000	319,413
Norfolk Southern Corp.,
3.85%, 01/15/2024	1,405,000	1,383,958
3.40%, 11/01/2049	461,000	339,209
Union Pacific Corp.,
3.65%, 02/15/2024	92,000	90,674
3.20%, 05/20/2041	1,018,000	821,512
4.15%, 01/15/2045	426,000	367,316
3.84%, 03/20/2060	519,000	422,447
		4,476,854
Reinsurance–0.08%
PartnerRe Finance B LLC, 3.70%, 07/02/2029	500,000	467,510
Reinsurance Group of America, Inc., 4.70%, 09/15/2023	352,000	351,088
		818,598
Renewable Electricity–0.05%
Oglethorpe Power Corp., 4.55%, 06/01/2044	679,000	563,600
Principal Amount		Value
Restaurants–0.06%
Starbucks Corp., 3.55%, 08/15/2029	$705,000	$671,752
Retail REITs–0.20%
Kimco Realty OP LLC, 3.20%, 04/01/2032	1,500,000	1,263,069
Regency Centers L.P.,
2.95%, 09/15/2029	750,000	650,294
4.65%, 03/15/2049	256,000	219,637
		2,133,000
Self-Storage REITs–0.07%
Extra Space Storage L.P., 5.70%, 04/01/2028	368,000	370,753
LifeStorage L.P., 3.50%, 07/01/2026	404,000	383,653
		754,406
Semiconductors–1.13%
Broadcom, Inc., 3.47%, 04/15/2034(d)	640,000	526,115
Marvell Technology, Inc., 2.45%, 04/15/2028	1,210,000	1,060,377
Microchip Technology, Inc., Conv., 0.13%, 11/15/2024	5,161,000	5,787,133
Micron Technology, Inc.,
4.66%, 02/15/2030	680,000	653,222
3.37%, 11/01/2041	179,000	127,078
Texas Instruments, Inc., 2.63%, 05/15/2024	215,000	210,124
Wolfspeed, Inc., Conv., 1.88%, 12/01/2029(d)	4,496,000	4,003,688
		12,367,737
Specialty Chemicals–0.01%
Sherwin-Williams Co. (The), 4.50%, 06/01/2047	159,000	140,407
Systems Software–0.23%
Microsoft Corp., 3.50%, 02/12/2035	404,000	384,446
Oracle Corp., 3.60%, 04/01/2040	965,000	749,847
VMware, Inc., 1.00%, 08/15/2024(e)	1,509,000	1,424,609
		2,558,902
Technology Distributors–0.06%
Avnet, Inc., 4.63%, 04/15/2026	671,000	663,490
Technology Hardware, Storage & Peripherals–0.26%
Apple, Inc., 3.35%, 02/09/2027	315,000	307,792
Western Digital Corp., Conv., 1.50%, 02/01/2024	2,649,000	2,566,881
		2,874,673
Telecom Tower REITs–0.18%
American Tower Corp., 1.60%, 04/15/2026	852,000	770,954
Crown Castle, Inc.,
2.50%, 07/15/2031(e)	1,413,000	1,188,346
4.75%, 05/15/2047	46,000	40,424
		1,999,724
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Tobacco–0.23%
Altria Group, Inc., 5.80%, 02/14/2039	$1,124,000	$1,099,041
Philip Morris International, Inc.,
3.60%, 11/15/2023	369,000	365,026
4.88%, 11/15/2043	1,102,000	1,001,704
		2,465,771
Trading Companies & Distributors–0.11%
Air Lease Corp.,
3.00%, 09/15/2023	63,000	62,186
4.25%, 09/15/2024	427,000	418,298
Aircastle Ltd., 4.40%, 09/25/2023	771,000	757,387
		1,237,871
Transaction & Payment Processing Services–0.50%
Block, Inc., Conv., 0.13%, 03/01/2025	4,256,000	4,087,888
Fiserv, Inc., 3.80%, 10/01/2023	1,412,000	1,399,086
		5,486,974
U.S. Treasury Notes–2.73%
U.S. Treasury Notes, 4.63%, 03/15/2026	29,059,500	29,723,555
Wireless Telecommunication Services–0.33%
America Movil S.A.B. de C.V. (Mexico), 4.38%, 07/16/2042	600,000	538,458
Rogers Communications, Inc. (Canada),
4.50%, 03/15/2043(e)	533,000	451,067
4.30%, 02/15/2048	1,394,000	1,116,505
T-Mobile USA, Inc.,
2.70%, 03/15/2032	1,074,000	905,332
3.40%, 10/15/2052	750,000	540,731
		3,552,093
Total U.S. Dollar Denominated Bonds & Notes (Cost $271,204,368)		252,474,998
U.S. Treasury Securities–8.81%
U.S. Treasury Bills–0.00%
4.40% - 4.70%, 05/11/2023(h)(i)	18,000	17,911
U.S. Treasury Bonds–1.57%
4.50%, 02/15/2036	2,636,800	2,934,213
4.50%, 08/15/2039	36,400	40,446
4.38%, 05/15/2040	72,800	79,508
3.88%, 02/15/2043	8,198,800	8,273,742
4.00%, 11/15/2052	5,477,000	5,814,178
		17,142,087
U.S. Treasury Notes–7.24%
4.63%, 02/28/2025(e)	27,335,300	27,603,314
4.00%, 02/29/2028(e)	30,083,000	30,629,430
4.00%, 02/28/2030	19,482,100	19,999,593
3.50%, 02/15/2033	665,800	666,892
		78,899,229
Total U.S. Treasury Securities (Cost $94,230,689)		96,059,227
Shares		Value
Preferred Stocks–0.61%
Asset Management & Custody Banks–0.21%
AMG Capital Trust II, 5.15%, Conv. Pfd.	44,432	$2,210,492
Oil & Gas Storage & Transportation–0.40%
El Paso Energy Capital Trust I, 4.75%, Conv. Pfd.	95,499	4,390,089
Total Preferred Stocks (Cost $5,687,926)		6,600,581
Principal Amount
U.S. Government Sponsored Agency Mortgage-Backed Securities–0.07%
Federal Home Loan Mortgage Corp. (FHLMC)–0.07%
6.75%, 03/15/2031	$682,000	819,844
5.50%, 02/01/2037	3	3
		819,847
Federal National Mortgage Association (FNMA)–0.00%
9.50%, 04/01/2030	164	167
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $842,507)		820,014
Shares
Money Market Funds–2.32%
Invesco Government & Agency Portfolio, Institutional Class, 4.73%(j)(k)	8,852,464	8,852,464
Invesco Liquid Assets Portfolio, Institutional Class, 4.84%(j)(k)	6,320,771	6,322,035
Invesco Treasury Portfolio, Institutional Class, 4.72%(j)(k)	10,117,102	10,117,102
Total Money Market Funds (Cost $25,291,601)		25,291,601
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $935,583,890)		1,089,338,181
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.76%
Invesco Private Government Fund, 4.78%(j)(k)(l)	5,364,089	5,364,089
Invesco Private Prime Fund, 4.98%(j)(k)(l)	13,790,236	13,790,236
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $19,154,325)		19,154,325
TOTAL INVESTMENTS IN SECURITIES–101.68% (Cost $954,738,215)		1,108,492,506
OTHER ASSETS LESS LIABILITIES—(1.68)%		(18,268,183)
NET ASSETS–100.00%		$1,090,224,323
Investment Abbreviations:
Conv.	– Convertible
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Zero coupon bond issued at a discount.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2023 was $48,734,577, which represented 4.47% of the Fund’s Net Assets.
(e)	All or a portion of this security was out on loan at March 31, 2023.
(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(h)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(i)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(j)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$17,481,130	$50,573,870	$(59,202,536)	$-	$-	$8,852,464	$213,132
Invesco Liquid Assets Portfolio, Institutional Class	12,486,521	36,124,192	(42,287,524)	-	(1,154)	6,322,035	154,875
Invesco Treasury Portfolio, Institutional Class	19,978,434	57,798,709	(67,660,041)	-	-	10,117,102	243,572
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	24,449,135	61,335,971	(80,421,017)	-	-	5,364,089	114,919*
Invesco Private Prime Fund	62,858,030	150,494,181	(199,546,364)	(553)	(15,058)	13,790,236	327,719*
Total	$137,253,250	$356,326,923	$(449,117,482)	$(553)	$(16,212)	$44,445,926	$1,054,217

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(k)	The rate shown is the 7-day SEC standardized yield as of March 31, 2023.
(l)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 5 Year Notes	9	June-2023	$(985,570)	$(20,461)	$(20,461)

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
04/28/2023	State Street Bank & Trust Co.	EUR	281,372	USD	306,580	$1,022
04/28/2023	State Street Bank & Trust Co.	USD	183,313	EUR	168,804	1
Subtotal—Appreciation						1,023
Currency Risk
04/28/2023	State Street Bank & Trust Co.	EUR	10,577,996	USD	11,417,854	(69,378)
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
04/28/2023	State Street Bank & Trust Co.	GBP	9,523,487	USD	11,621,051	$(132,984)
Subtotal—Depreciation						(202,362)
Total Forward Foreign Currency Contracts						$(201,339)

Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$676,682,227	$31,409,533	$—	$708,091,760
U.S. Dollar Denominated Bonds & Notes	—	252,474,998	—	252,474,998
U.S. Treasury Securities	—	96,059,227	—	96,059,227
Preferred Stocks	6,600,581	—	—	6,600,581
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	820,014	—	820,014
Money Market Funds	25,291,601	19,154,325	—	44,445,926
Total Investments in Securities	708,574,409	399,918,097	—	1,108,492,506
Other Investments - Assets*
Forward Foreign Currency Contracts	—	1,023	—	1,023
Other Investments - Liabilities*
Futures Contracts	(20,461)	—	—	(20,461)
Forward Foreign Currency Contracts	—	(202,362)	—	(202,362)
	(20,461)	(202,362)	—	(222,823)
Total Other Investments	(20,461)	(201,339)	—	(221,800)
Total Investments	$708,553,948	$399,716,758	$—	$1,108,270,706

*	Unrealized appreciation (depreciation).
Invesco V.I. Equity and Income Fund